UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21260
                                                     ---------


                           CM Advisers Family of Funds
                          ----------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27804
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                  Date of fiscal year end: Last day of February
                                           --------------------


                     Date of reporting period: May 31, 2006
                                               ------------

ITEM 1.  SCHEDULE OF INVESTMENTS


CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of May 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Market Value                                                   Market Value
                                            Shares        (Note 1)                                         Shares        (Note 1)
--------------------------------------------------------------------      ---------------------------------------------------------

COMMON STOCKS - 71.46%                                                    Electronics - 2.40%
                                                                          *  Paxar Corporation            120,926       $ 2,572,096
Aerospace/Defense - 0.23%                                                    Woodhead Industries Inc.     140,600         2,456,282
     Kaman Corporation                      25,340       $   471,324                                                    -----------
                                                         -----------                                                      5,028,378
                                                                                                                        -----------
Apparel - 1.17%                                                           Engineering & Construction - 0.49%
     Kellwood Company                       79,000         2,464,010      *  Layne Christiansen Company    38,155         1,034,000
                                                         -----------                                                    -----------

Beverages - 3.03%                                                         Food - 1.24%
     Anheuser-Busch                                                          General Mills, Inc.           50,300         2,610,067
       Companies, Inc.                     139,635         6,372,941                                                    -----------
                                                         -----------
                                                                          Home Furnishings - 0.70%
Chemicals - 2.21%                                                            La-Z-Boy, Inc.                98,100         1,467,576
     E.I. Du Pont de Nemours                                                                                            -----------
       & Company                           109,125         4,641,086
                                                         -----------      Household Products/Wares - 8.86%
                                                                             Avery Dennison Corporation    95,275         5,658,382
Closed - ended Fund - 0.36%                                               *  Fossil Inc.                  221,789         4,043,213
     Central Fund of Canada Ltd.            81,135           759,424         Kimberly-Clark Corporation   146,850         8,909,390
                                                         -----------                                                    -----------
                                                                                                                         18,610,985
Commercial Services - 4.36%                                                                                             -----------
     CDI Corporation                       104,290         3,071,341      Housewares - 2.23%
     Clark, Inc.                            84,315         1,112,958         Newell Rubbermaid, Inc.      176,675         4,674,820
     CPI Corporation                         4,800           126,048                                                    -----------
     Manpower, Inc.                         73,500         4,838,505
                                                         -----------      Insurance - 2.20%
                                                           9,148,852         Marsh & McLennan Cos, Inc.   164,610         4,614,018
                                                         -----------                                                    -----------
Computers - 3.31%
*    Hutchinson Technology, Inc.             51,85         1,204,476      Machinery - Construction & Mining - 0.44%
     Imation Corp.                          32,500         1,250,600      *  Astec Industries, Inc.        26,500           915,310
*    Maxwell Technologies, Inc.              7,340           146,800                                                    -----------
*    Seagate Technology                    186,465         4,353,958
                                                         -----------      Machinery - Diversified - 2.26%
                                                           6,955,834         Briggs & Stratton Corp.       66,825         2,165,130
                                                         -----------         Robbins & Myers, Inc.        110,480         2,589,651
Cosmetics/Personal Care - 4.45%                                                                                         -----------
     Colgate - Palmolive Company            99,875         6,026,458                                                      4,754,781
     The Estee Lauder                                                                                                   -----------
        Companies, Inc.                     81,075         3,319,211      Media - 6.25%
                                                         -----------         Dow Jones & Co Inc.          117,815         4,074,043
                                                           9,345,669         Gannett Co., Inc.            161,840         8,740,978
                                                         -----------         Reader's Digest
Distribution/Wholesale - 2.98%                                                 Association Inc.            21,475           305,589
     Handleman Company                     292,630         2,493,208                                                    -----------
     W.W. Grainger, Inc.                    52,175         3,764,948                                                     13,120,610
                                                          ----------                                                    -----------
                                                           6,258,156      Mining - 1.04%
                                                          ----------         USEC Inc.                    181,500         2,188,890
Electrical Components & Equipment - 1.25%                                                                               -----------
     Graham Corporation                     63,000         1,253,070
*    Powell Industries, Inc.                61,240         1,380,962
                                                          ----------
                                                           2,634,032
                                                          ----------
                                                                                                                        (Continued)

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares or     Market value                                                 Market Value
                                          Principal       (Note 1)                                      Shares         (Note 1)
--------------------------------------------------------------------      ----------------------------------------------------------

COMMON STOCKS - (CONTINUED)                                               MONEY MARKET FUND - 8.91%
                                                                               Evergreen Institutional Treasury Money
Miscellaneous Manufacturing - 4.48%                                              Market Fund Class I #497
     3M Company                             47,325      $  3,959,210             (Cost $18,708,181)    18,708,181     $  18,708,181
     Eastman Kodak Company                   7,930           191,192                                                    -----------
     Leggett & Platt Inc.                   68,420         1,737,184
     Myers Industries, Inc.                 14,370           228,483
*    Peerless Manufacturing Co.              5,900           129,622      Total Investments
     SPX Corporation                        60,120         3,162,913           (Cost $200,447,665) - 99.40%           $ 208,754,998
                                                         -----------      Other Assets less Liabilities - 0.60%           1,255,724
                                                           9,408,604                                                    -----------
                                                         -----------
Packaging & Containers - 0.44%                                            Net Assets - 100.00%                        $ 210,010,722
     Sonoco Products Company                29,380           930,758                                                    ===========
                                                         -----------
                                                                          *  Non-income producing investment.
                                                                          ** Effective interest rate.
Pharmaceuticals - 4.17%
     Pfizer Inc.                           370,165         8,758,104      Aggregate cost for financial  reporting and federal income
                                                         -----------      tax  purposes  is the  same.  Unrealized  appreciation  of investments for financial reporting and federal income tax
Retail - 5.01%                                                            purposes is as follows:
     Wal-Mart Stores, Inc.                 217,010        10,514,135
                                                         -----------      Aggregate gross unrealized appreciation     $  15,897,255
                                                                          Aggregate gross unrealized depreciation        (7,589,922)
Software - 5.23%                                                                                                        -----------
     Microsoft Corp.                       484,615        10,976,530      Net unrealized appreciation                 $   8,307,333
                                                         -----------                                                    ===========

Textiles - 0.67%                                                          Note 1-
*    The Dixie Group, Inc.                 103,091         1,412,347      The Fund's investments in securities are carried at market
                                                         -----------      value.  Securities  listed on an  exchange  or quoted on a national  market system are valued at the last sales price
Total Common Stocks (Cost $138,803,147)                  150,071,241      as of 4:00 p.m.  Eastern  Time.  Securities  traded in the
                                                         -----------      NASDAQ over-the-counter market are generally valued at the
                                                                          NASDAQ Official Closing Price.  Other securities traded in
U.S. GOVERNMENT OBLIGATIONS - 18.95%                                      the  over-the-counter  market  and listed  securities  for which no sale was  reported on that date are valued at the
  U.S. Treasury Bill                                                      most  recent  bid price.  Securities  and assets for which
    4.265%**, 07/06/2006           $ 2,330,000          $ 2,319,645       representative market quotations are not readily available
  U.S. Treasury Strip Principal                                           (e.g., if the exchange on which the portfolio  security is
    6.250%, 05/15/2030              94,705,000           27,112,337       principally  traded  closes  early  or if  trading  of the
  U.S. Treasury Note                                                      particular portfolio security is halted during the day and
    3.500%, 02/15/2010               4,500,000            4,269,375       does  not  resume  prior to the  Fund's  net  asset  value
  U.S. Treasury Note                                                      calculation)  or which cannot be  accurately  valued using
    4.000%, 02/15/2014               1,000,000              929,727       the Funds' normal  pricing  procedures  are valued at fair
  U.S. Treasury Note                                                      value as determined in good faith under policies  approved
    4.000%, 02/15/2015               5,600,000            5,163,592       by the Trustees. A portfolio security's "fair value" price
                                                        -----------       may  differ  from  the  price  next   available  for  that
Total United States Government Obligations                                portfolio   security   using  the  Fund's  normal  pricing
    (Cost $42,766,806)                                   39,794,676       procedures.  Investment  companies are valued at net asset
                                                        -----------       value.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
CORPORATE BOND - 0.08%
     AAR Corporation
       6.875%, 12/15/2007
       (Cost $169,531)                 180,000              180,900
                                                        -----------
                                                                                                                        (Continued)

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of May 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------       ---------------------------------------------------------

Summary of Investments by Industry
                                       % of Net            Market
Industry                                Assets             Value
-------------------------------------------------------------------
Aerospace/Defense                        0.23%        $     471,324
Apparel                                  1.17%            2,464,010
Beverages                                3.03%            6,372,941
Chemicals                                2.21%            4,641,086
Closed - ended Fund                      0.36%              759,424
Commercial Services                      4.36%            9,148,852
Computers                                3.31%            6,955,834
Corporate Bond                           0.08%              180,900
Cosmetics/Personal Care                  4.45%            9,345,669
Distribution/Wholesale                   2.98%            6,258,156
Electrical Components &
     Equipment                           1.25%            2,634,032
Electronics                              2.40%            5,028,378
Engineering & Construction               0.49%            1,034,000
Food                                     1.24%            2,610,067
Home Furnishings                         0.70%            1,467,576
Household Products/Wares                 8.86%           18,610,985
Housewares                               2.23%            4,674,820
Insurance                                2.20%            4,614,018
Machinery - Construction & Mining        0.44%              915,310
Machinery - Diversified                  2.26%            4,754,781
Media                                    6.25%           13,120,610
Mining                                   1.04%            2,188,890
Miscellaneous Manufacturing              4.48%            9,408,604
Money Market Fund                        8.91%           18,708,181
Packaging & Containers                   0.44%              930,758
Pharmaceuticals                          4.17%            8,758,104
Retail                                   5.01%           10,514,135
Software                                 5.23%           10,976,530
Textiles                                 0.67%            1,412,347
U.S. Government Obligations             18.95%           39,794,676
-------------------------------------------------------------------
Total                                   99.40%        $ 208,754,998

CM ADVISERS FIXED INCOME FUND

Schedule of Investments
(Unaudited)


As of May 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares or   Market Value
                                       Principal     (Note 1)
---------------------------------------------------------------    ----------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 97.19%                               Note 1-

     U.S. Treasury Bill                                            The Fund's  investments  in  securities  are carried at market
       4.610%*, 09/21/2006              $ 775,000   $   763,633    value.  Securities  listed  on  an  exchange  or  quoted  on a
     U.S. Treasury Strip Principal                                 national  market  system are valued at the last sales price as
       6.250%, 05/15/2030               4,200,000     1,202,385    of 4:00 p.m.  Eastern  Time.  Securities  traded in the NASDAQ
                                                    -----------    over-the-counter  market  are  generally  valued at the NASDAQ
Total U.S. Government Obligations                                  Official  Closing  Price.   Other  securities  traded  in  the
       (Cost $2,023,030)                              1,966,018    over-the-counter  market  and listed  securities  for which no
                                                    -----------    sale was  reported  on that date are valued at the most recent bid price.  Securities  and  assets  for which  representative
MONEY MARKET FUND - 1.06%                                          market  quotations  are not readily  available  (e.g.,  if the
     Evergreen Institutional Treasury Money                        exchange on which the portfolio security is principally traded
       Market Fund Class I #497                                    closes  early  or  if  trading  of  the  particular  portfolio
       (Cost $21,433)                      21,433        21,433    security is halted during the day and does not resume prior to
                                                    -----------    the Fund's net asset  value  calculation)  or which  cannot be accurately  valued using the Funds' normal pricing  procedures
Total Investments                                                  are valued at fair  value as  determined  in good faith  under
       (Cost $2,044,463) - 98.25%                   $ 1,987,451    policies  approved by the  Trustees.  A  portfolio  security's
Other Assets less Liabilities - 1.75%                    35,465    "fair  value"  price may differ from the price next  available
                                                    -----------    for that  portfolio  security  using the Fund's normal pricing
                                                                   procedures.Investment companies are valued at net asset value.
Net Assets - 100.00%                                $ 2,022,916    Instruments  with  maturities of 60 days or less are valued at
                                                    ===========    amortized cost, which approximates market value.

 *   Effective interest rate.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation             $     2,159
Aggregate gross unrealized depreciation                 (59,171)
                                                    -----------
Net unrealized appreciation                         $   (57,012)
                                                    ===========

Summary of Investments by Industry

Industry                           % of Net            Market
                                    Assets              Value
---------------------------------------------------------------
Money Market Fund                    1.06%          $    21,433
U.S. Government Obligations         97.19%            1,966,018
---------------------------------------------------------------
Total                               98.25%          $ 1,987,451

ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



CM Advisers Family of Funds


By: (Signature and Title)               /s/ Arnold Van Den Berg
                                        _______________________________
                                        Arnold Van Den Berg
                                        Trustee, Chairman, President and
                                        Principal Executive Officer

Date: July 31, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)               /s/ Arnold Van Den Berg
                                        _______________________________
                                        Arnold Van Den Berg
                                        Trustee, Chairman, President and
                                        Principal Executive Officer
                                        CM Advisers Family of Funds

Date: July 31, 2006





By:  (Signature and Title)               /s/ James D. Brilliant
                                        _______________________________
                                        James D. Brilliant
                                        Trustee, Treasurer and Principal
                                        Financial Officer
                                        CM Advisers Family of Funds

Date: July 31, 2006